UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Commission File Number of the issuing entity: 333-205966-08
Central Index Key Number of the issuing entity: 0001739276
Ford Credit Auto Owner Trust 2018-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-205966
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Jason C. Behnke, Assistant Treasurer of Ford Motor Credit Company LLC, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Owner Trust 2018-A
(Issuing Entity)

Date: January 23, 2019	By: Ford Motor Credit Company LLC
(Servicer)

/s/ Jason C. Behnke
Name: Jason C. Behnke
Title: Assistant Treasurer